RESTRICTED NET ASSETS (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
RESTRICTED NET ASSETS
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Minimum required percentage of after tax profit appropriated to statutory surplus fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Threshold percentage of statutory surplus fund to registered capital	50.00%
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	740.3	769.6